CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary the Company's capital
The Company’s capital at December 31, 2018 and 2017 is as follows:

As at	December 31, 2018	December 31, 2017
Share capital	$923,964	$951,184
Reserves	35,135	33,122
Accumulated other comprehensive income (loss)	(87,911)	36,078
Retained earnings	391,918	137,212
	$1,263,106	$1,157,596